Stockholders' Equity - Additional Information (Detail) $ / shares in Units, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2018 USD ($) shares	Mar. 31, 2017	Dec. 31, 2017 USD ($) Stock_Plan $ / shares shares	Dec. 31, 2016 $ / shares shares
Stockholders Equity [Line Items]
Number of shares authorized for grant			2,000,000
Options to purchase common stock outstanding, number of stockholder-approved plans | Stock_Plan			3
Weighted average period for recognizing unrecognized compensation cost as expense	1 year 10 months 25 days		2 years
Unrecognized compensation cost related to stock option awards | $	$ 0.7		$ 0.9
Weighted average fair value | $ / shares			$ 0.34	$ 0.51
Dividend yield		0.00%	0.00%	0.00%
Stock options granted	0		2,484,000	2,569,000
Common Stock [Member]
Stockholders Equity [Line Items]
Warrants exercised			0	0
2015 Equity Incentive Plan [Member]
Stockholders Equity [Line Items]
Number of shares authorized for grant			4,000,000
Number of additional shares authorized for grant			726,000
2017 Equity Incentive Plan [Member]
Stockholders Equity [Line Items]
Number of shares authorized for grant			2,000,000